Investments (Tables)	6 Months Ended
Aug. 31, 2026
Notes and other explanatory information [abstract]
Schedule of Continuity of Investments

A continuity of investments is as follows:

$
Balance, February 28, 2025	168,174
Gain on foreign currency translation	1,786
Balance, February 28, 2026	169,960

Balance, February 28, 2026	169,960
Gain on foreign currency translation	3,830
Balance, August 31, 2026	173,790